Risk management - Additional Information (Details) $ in Millions, $ in Millions		1 Months Ended	6 Months Ended			12 Months Ended
	Oct. 01, 2015 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 COP ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 COP ($)	Dec. 31, 2020 COP ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 USD ($)	Jun. 08, 2016 USD ($)
Disclosure of detailed information about financial risk management [Line Items]
Closing foreign exchange rate			3,748.50	3,748.50		3,432.50
Amount in which the company expanded the hedge of a net investment in a foreign operation							$ 8,315				$ 5,200
Debt principal payments		$ 163	$ 751,216		$ 747,509
Net position of assets and liabilities different functional currency				$ 260
Hedging Instruments Foreign Currency Debt	$ 5,440
Colombian Peso [Member]
Disclosure of detailed information about financial risk management [Line Items]
Net liabilities of companies in the Group with a different functional currency							10,079
Valuation recognized in other comprehensive income in companies							464
USD$ Million
Disclosure of detailed information about financial risk management [Line Items]
Valuation recognized in other comprehensive income in companies							9,615
Hedge of a net investment in a foreign operation
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument, assets			$ 3,342,405			$ 1,494,926			$ 1,130,583
Hedge of a net investment in a foreign operation | Ecopetrol Business Group
Disclosure of detailed information about financial risk management [Line Items]
Amount in which the company expanded the hedge of a net investment in a foreign operation							1,221
Cash flow hedging for future crude oil exports [member]
Disclosure of detailed information about financial risk management [Line Items]
Amount in which the company expanded the hedge of a net investment in a foreign operation							1,300
Hedging instrument, assets							$ 1,300	$ 1,300		$ 1,300
Credit risk in U.S. dollar portfolio
Disclosure of detailed information about financial risk management [Line Items]
Maximum percentage of cash investment held in portfolio, non current			1.00%	1.00%
Maximum percentage of cash investment held in portfolio, current			5.00%	5.00%
Currency risk [member]
Disclosure of detailed information about financial risk management [Line Items]
The increase (Decrease) in Foreign exchange Rate			9.20%	9.20%